Net (Loss) Income Per Share (Tables)	12 Months Ended
Dec. 31, 2021
Earnings Per Share [Abstract]
Schedule of basic and diluted (loss) income per share
	Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2019
Numerator:
Net (loss) income attributable to Aptorum Group Limited	$(25,048,389)	$6,311,340	$(18,686,762)
Denominator:
Weighted average shares outstanding
– Basic	35,033,970	31,135,882	29,008,445
– Diluted	35,033,970	31,534,473	29,008,445

Net (loss) income per share attributable to Aptorum Group Limited
– Basic	$(0.71)	$0.20	$(0.64)
– Diluted	$(0.71)	$0.20	$(0.64)